Assets Measured at Fair Value on Non-recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ (286)	¥ (241)	¥ (712)
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(1)	(2)	(3)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment		116	42
Non-marketable equity securities	0	1	0
Losses on impairment of property, plant and equipment	(286)	(241)	(712)
Fair Value, Measurements, Nonrecurring | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(1)	(2)	(3)
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment		116	42
Non-marketable equity securities	¥ 0	¥ 1	¥ 0